StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments

June 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Primary Direct Investments - Non-Controlled/Non-Affiliated - 33.5% of NAV					1,2,3,4
Europe - 1.0% of NAV
Monzo Bank Holding Group Limited (1,119,049 preferred shares)	Venture Capital	03/05/2024	$19,474,096	$23,203,839	*,5,7
Total Europe			$19,474,096	$23,203,839

North America - 30.7% of NAV
8VC ANSF SPV I, LLC	Venture Capital	07/16/2024	$3,613,856	$6,185,217	*
8VC CHSB SPV, LLC	Venture Capital	08/02/2024	6,400,000	15,286,791	*
8VC LBSD SPV, LLC	Venture Capital	03/27/2025	15,750,000	15,750,000	*
AcuityMD, Inc. (229,474 preferred shares)	Venture Capital	04/12/2024	1,268,142	1,268,142	*,5
Altimeter Atlas Fund I, L.P.	Venture Capital	05/08/2025	4,798,359	4,798,359	*
Altimeter Growth Co-Invest IV, L.P.	Venture Capital	09/05/2024	29,433,949	41,892,663	*,6
Altimeter Growth Co-Invest V, L.P.	Venture Capital	09/30/2024	22,579,800	35,833,758	*
Altimeter Growth Olympic Fund II, L.P.	Venture Capital	04/04/2025	13,517,609	13,517,609	*
Altimeter Pilot Fund I, L.P.	Venture Capital	05/08/2025	11,083,009	10,920,000	*
Anduril Industries, Inc. (65,393 preferred shares)	Venture Capital	03/20/2025	2,673,449	2,673,449	*,5
Apex Technology, Inc. (316,273 preferred shares)	Venture Capital	04/16/2025	2,787,029	2,787,029	*,5
ASA4 LLC	Venture Capital	06/12/2024	8,900,000	8,888,174	*
Atticus Labs, Inc. (307,490 preferred shares)	Venture Capital	04/09/2025	5,080,565	5,080,565	*,5
Boldstart Cardinal, LLC	Venture Capital	06/04/2025	1,392,000	1,392,000	*
BSV Holdings I LP	Venture Capital	03/10/2025	1,828,174	1,815,952	*
Caffeinated Capital Saronic SPV II, LLC	Venture Capital	01/28/2025	28,500,000	28,530,003	*
Caffeinated Capital Varda SPV II, LLC	Venture Capital	09/05/2024	3,900,000	3,894,487	*
Chaos Industries, Inc. (137,923 preferred shares)	Venture Capital	04/25/2025	9,999,983	9,999,983	*,5
CIV TNC SPV I, LLC	Venture Capital	04/16/2025	4,766,158	4,766,158	*
Cosmic 20252, L.P.	Venture Capital	05/02/2025	5,360,000	5,360,000	*,6
Creatio Inc. (7,609 preferred shares)	Venture Capital	06/10/2024	778,806	778,806	*,5
CRV Select II-V, LP	Venture Capital	05/06/2024	9,630,590	9,579,190	*
Cube Planning Inc. (277,368 preferred shares)	Venture Capital	12/15/2023	1,431,302	1,431,302	*,5
Cyware Labs, Inc. (16,739 preferred shares)	Venture Capital	11/08/2023	188,612	188,612	*,5
Duplocloud, Inc. (153,459 preferred shares)	Venture Capital	11/01/2023	1,361,273	1,361,273	*,5
Elephant Partners 2023 SPV-A, L.P.	Venture Capital	05/19/2023	34,665,443	37,570,154	*
Ensemble Continuation Fund LLC - Series Saronic	Venture Capital	07/10/2024	4,571,429	12,745,434	*
FE IV Co-Invest FA, L.P.	Growth Equity	07/31/2024	4,360,115	6,542,534	*
FE IV Co-Invest SO, L.P.	Growth Equity	10/24/2024	36,146,670	37,203,627	*
Federato Technologies, Inc. (1,108,931 preferred shares)	Venture Capital	11/15/2024	7,065,321	7,065,321	*,5
FLB Partners IF, LP	Venture Capital	05/14/2025	18,200,000	18,200,000	*
Georgian Fund VI C Invest LP	Venture Capital	11/14/2024	17,682,873	21,233,170	*,6
Hello Cake, Inc. (3,248,958 preferred shares)	Venture Capital	09/11/2024	8,282,602	13,429,243	*,5
Ilumed Parent LLC (1,320 preferred shares)	Growth Equity	08/19/2024	9,493,125	9,493,125	*,5,8
Infinite Uptime, Inc. (231,940 preferred shares)	Venture Capital	01/06/2025	1,813,377	1,813,377	*,5

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Primary Direct Investments - Non-Controlled/Non-Affiliated (continued)
North America (continued)
KA Venture Investments Holdings, LLC	Venture Capital	10/15/2024	$989,115	$989,115	*
Kindred GMF1, L.P.	Venture Capital	05/23/2025	3,480,006	3,480,006	*
KoBold Metals Company (298,754 preferred shares)	Venture Capital	12/05/2024	25,379,959	25,379,959	*,5
LGF SUNNY MOMENTUM, L.P.	Venture Capital	04/30/2025	4,572,750	4,550,000	*
MC Tech IV (Co-Invest), LP	Venture Capital	04/04/2025	6,808,052	6,742,235	*
MTS Belmont Holdings, L.P.	Growth Equity	06/03/2025	28,203,560	28,203,560	*
NEA CH SPV, L.P.	Venture Capital	05/09/2024	1,952,154	1,950,793	*
NEA SH 2025 SPV, L.P.	Venture Capital	06/24/2025	8,700,000	8,700,000	*
Overhaul Group, Inc. (830,940 preferred shares)	Venture Capital	02/01/2023	10,416,248	15,155,515	*,5
Peak Topco Inc. (2,667 common shares)	Growth Equity	08/23/2024	2,666,667	2,666,667	*,5,6
Poolside, Inc. (160,443 preferred shares)	Venture Capital	07/11/2024	12,226,575	12,226,575	*,5
PushPress, Inc. (760,282 preferred shares)	Venture Capital	10/17/2024	5,350,333	5,350,333	*,5
Rasa Technologies Inc. (361,126 preferred shares)	Venture Capital	12/06/2023	1,651,249	1,651,249	*,5
Redpoint Omega IV-C, L.P.	Venture Capital	06/28/2024	6,565,911	10,168,009	*
RPIII FB Co-Invest LLC	Growth Equity	03/02/2023	4,000,000	4,360,000	*,8
S Squared - HAD LP	Venture Capital	06/18/2025	469,168	438,475	*
Saronic Technologies, Inc. (413,421 preferred shares)	Venture Capital	07/11/2024	2,825,076	6,405,586	*,5
Shrug Opportunities & Natural Capital LP	Venture Capital	10/11/2024	22,695,000	22,549,930	*
StepStone VC PVP Follow-On, LLC	Venture Capital	09/11/2024	53,193	46,220	*
Teamshares Inc. (5,714 preferred shares)	Venture Capital	06/20/2024	436,131	436,131	*,5
Temporal Technologies Inc. (73,765 preferred shares)	Venture Capital	02/03/2025	4,371,343	6,096,677	*,5
ThreatLocker, Inc. (827,118 preferred shares)	Venture Capital	04/08/2024	42,203,298	48,154,314	*,5
Thrive Capital Partners IX Growth-C, LLC	Venture Capital	12/16/2024	7,617,428	7,598,663	*
Thrive Capital Partners IX Growth-F, LLC	Venture Capital	04/02/2025	27,135,315	26,936,000	*
Transcend Inc. (265,808 preferred shares)	Venture Capital	12/29/2023	2,785,645	2,785,641	*,5
TurbineOne, Inc. (54,690 preferred shares)	Venture Capital	05/07/2025	1,493,494	1,493,496	*,5
unitQ inc. (614,975 preferred shares)	Venture Capital	04/19/2024	2,536,280	2,536,280	*,5
Valor Summit 1.0 L.P.	Venture Capital	10/30/2024	21,622,029	21,348,271	*,6
VY Cerebrum, L.P.	Venture Capital	05/27/2025	9,190,999	9,099,999	*,6
WndrCo Holdings M C SPV LP	Venture Capital	05/02/2025	10,137,918	10,046,918	*
X.AI Holdings Corp. (793,651 preferred shares)	Venture Capital	05/10/2024	9,500,002	29,015,881	*,5
Total North America			$627,338,518	$725,838,005

Rest of World - 1.8% of NAV
KA CT, LLC	Venture Capital	01/02/2024	$2,190,000	$2,899,245	*,9
Zepto Private Limited (102,340,840 preferred shares)	Venture Capital	08/24/2023	13,325,236	27,792,575	*,5
Lyka Wellness Pty Ltd (26,069 preferred shares)	Venture Capital	04/25/2023	2,272,587	2,569,416	*,5,7
Lyka Wellness Pty Ltd	Venture Capital	02/13/2025	111,933	117,874	*,5,7,10
Rei do Pitaco Limited	Venture Capital	06/28/2024	2,850,000	2,850,000	*,5,10

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Primary Direct Investments - Non-Controlled/Non-Affiliated (continued)
Rest of World (continued)
Zencity Technologies Ltd. (575,444 preferred shares)	Venture Capital	05/15/2024	$5,852,957	$5,852,957	*,5
Total Rest of World			$26,602,713	$42,082,067
Total Non-Controlled/Non-Affiliated Primary Direct Investments			$673,415,327	$791,123,911

Primary Investment Funds - Non-Controlled/Non-Affiliated - 2.3% of NAV					1,2,3,4
North America - 2.3% of NAV
8VC DSS A, L.P.	Venture Capital	02/28/2025	$33,750,000	$33,208,182	*,6
Altimeter Venture Partners Fund VII, L.P.	Venture Capital	11/08/2024	8,597,356	9,116,661	*,6
HX One L.P.	Venture Capital	04/08/2025	3,139,500	3,139,500	*,6
Marathon Management Partners Fund I, LP	Venture Capital	04/25/2025	1,144,876	1,168,690	*,6
Silas Capital Partners II, L.P.	Venture Capital	03/15/2024	4,727,242	6,991,286	*,6
Total North America			$51,358,974	$53,624,319
Total Non-Controlled/Non-Affiliated Primary Investment Funds			$51,358,974	$53,624,319

Secondary Direct Investments - Non-Controlled/Non-Affiliated - 7.5% of NAV					1,2,3,4
Europe - 1.6% of NAV
Monzo Bank Holding Group Limited (1,772,343 preferred shares)	Venture Capital	05/03/2024	$33,024,390	$36,750,099	*,5,7
Total Europe			$33,024,390	$36,750,099

North America - 5.9% of NAV
Anduril Industries, Inc. (91,127 common shares)	Venture Capital	05/14/2024	$2,514,476	$3,725,527	*,5
Anduril Industries, Inc. (233,284 preferred shares)	Venture Capital	08/05/2024	6,615,056	9,537,303	*,5
Atticus Labs, Inc. (25,624 preferred shares)	Venture Capital	05/23/2025	424,875	423,378	*,5
BuildOps, Inc. (222,285 preferred shares)	Venture Capital	09/27/2023	229,865	499,297	*,5
Carry Technologies Inc. (32,519 common shares)	Venture Capita	04/28/2025	1,753,385	1,753,385	*,5
Contentful Global, Inc. (74,057 preferred shares)	Venture Capital	06/13/2023	970,147	970,147	*,5
Creatio Inc. (13,391 common shares)	Venture Capital	06/10/2024	1,291,819	1,370,613	*,5
Creatio Inc. (32,501 preferred shares)	Venture Capital	06/10/2024	3,326,585	3,326,585	*,5
Cube Planning Inc. (15,142 preferred shares)	Venture Capital	01/29/2024	57,947	78,137	*,5
Cyware Labs, Inc. (78,769 common shares)	Venture Capital	11/08/2023	754,418	887,553	*,5
Duplocloud, Inc. (22,133 preferred shares)	Venture Capital	11/01/2023	157,067	196,333	*,5
Federato Technologies, Inc. (28,462 preferred shares)	Venture Capital	11/15/2024	181,340	181,340	*,5
GlossGenius, Inc. (11,136 common shares)	Venture Capital	11/16/2023	282,909	282,909	*,5
HyperNative Inc. (171,481 preferred shares)	Venture Capital	05/07/2025	4,549,991	4,549,991	*,5
KoBold Metals Company (25,971 preferred shares)	Venture Capital	02/05/2025	2,206,307	2,206,307	*,5
Kong Inc. (1,211,663 preferred shares)	Venture Capital	10/10/2024	12,123,382	12,412,033	*,5
Maven Clinic Co. (254,542 preferred shares)	Venture Capital	08/16/2024	4,522,931	4,522,931	*,5
Outreach Corporation (225,367 common shares)	Venture Capital	06/14/2023	1,802,939	1,352,202	*,5
PushPress, Inc. (400,842 preferred shares)	Venture Capital	10/17/2024	2,820,845	2,820,845	*,5
Saronic Technologies, Inc. (430,576 common shares)	Venture Capital	07/23/2024	3,627,978	6,671,388	*,5
Solutions By Text Holdco Inc. (268,109 common shares)	Growth Equity	05/16/2024	1,730,435	2,174,310	*,5

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Direct Investments - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Space Exploration Technologies Corp. (123,345 common shares)	Venture Capital	04/26/2024	$12,948,495	$26,149,140	*,5
Teamshares Inc. (17,142 preferred shares)	Venture Capital	09/27/2023	1,308,392	1,308,392	*,5
ThreatLocker, Inc. (544,041 preferred shares)	Venture Capital	04/08/2024	22,848,548	31,673,741	*,5
TurbineOne, Inc. (39,062 preferred shares)	Venture Capital	05/07/2025	1,066,719	1,066,721	*,5
Vacation Inc. (1,061,681 preferred shares)	Venture Capital	02/12/2024	3,198,070	9,529,755	*,5
Vannevar Labs, Inc. (58,103 common shares)	Venture Capital	03/06/2025	3,698,192	3,698,192	*,5
Vannevar Labs, Inc. (82,416 preferred shares)	Venture Capital	02/18/2025	5,245,688	5,245,688	*,5
Total North America			$102,258,801	$138,614,143

Rest of World - 0.0% of NAV
Zepto Private Limited (2,156,326 common shares)	Venture Capital	01/08/2024	$210,266	$642,710	*,5
Zepto Private Limited (1,792,786 preferred shares)	Venture Capital	06/05/2024	214,630	463,383	*,5
Lyka Wellness Pty Ltd (7,809 preferred shares)	Venture Capital	05/02/2024	671,181	769,672	*,5,7
Total Rest of World			$1,096,077	$1,875,765
Total Non-Controlled/Non-Affiliated Secondary Direct Investments			$136,379,268	$177,240,007

Secondary Investment Funds - Non-Controlled/Non-Affiliated - 50.6% of NAV					1,2,3,4
Europe - 1.9% of NAV
MVII Parloa SPV-B, L.P.	Venture Capital	06/25/2025	$—	$—	*,6
SilverTree Equity VIII LP	Growth Equity	04/10/2025	44,697,546	44,093,459	*,6
Total Europe			$44,697,546	$44,093,459

North America - 45.9% of NAV
137 Holdings AI II, LLC	Venture Capital	02/21/2024	$12,495,038	$28,350,850	*
137 Holdings SXXI, LLC	Venture Capital	03/18/2024	12,699,000	25,759,633	*
AH Parallel Fund IV-Q, L.P.	Venture Capital	07/01/2023	169,256	172,387	*,9
Altimeter Atlas Fund II, L.P.	Venture Capital	06/12/2025	—	—	*,6
Amaranth DC Holdings, LP	Growth Equity	02/23/2024	13,938,639	15,747,900
Amplify Partners II, L.P.	Venture Capital	04/14/2025	280,879	290,558	*
Amplify Partners III, L.P.	Venture Capital	04/14/2025	3,365,119	4,250,984	*
Amplify Partners Select Fund IV, L.P.	Venture Capital	04/14/2025	333,932	428,677	*
Andreessen Horowitz Fund IV-Q, L.P.	Venture Capital	07/01/2023	361,384	355,435	*,9
Ardent GB Holdings, LP	Venture Capital	03/21/2024	2,723,400	2,723,400	*
ARP4 LLC	Venture Capital	03/20/2025	20,072,731	20,069,524	*
Backend Capital, a series of Backend Capital, LP	Venture Capital	08/29/2023	689,809	1,334,668	*
Betaworks Ventures 1.0, LP	Venture Capital	01/24/2023	5,221,432	24,266,628	*,6
Betaworks Ventures 2.0, LP	Venture Capital	01/24/2023	1,976,935	2,950,290	*,6
Betaworks Ventures 3.0, LP	Venture Capital	01/24/2023	1,072,500	935,857	*,6,9
Boldstart Opportunities I L.P.	Venture Capital	04/17/2024	249,020	418,387	*
Boldstart Ventures II L.P.	Venture Capital	06/30/2024	3,717,215	5,281,249	*,6
Boldstart Ventures III L.P.	Venture Capital	04/17/2024	3,111,579	6,860,204	*
Caffeinated Capital Venture Fund IV, LP	Venture Capital	06/17/2025	5,091,661	6,419,228	*,6

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Charles River Partnership XIV, LP	Venture Capital	06/30/2023	$83,101	$59,282	*,7
Charles River Partnership XV, LP	Venture Capital	06/30/2023	747,596	1,578,183	*,6,7
Charles River Partnership XVI, LP	Venture Capital	06/30/2023	4,465,512	5,367,957	*,6,7
CNK Fund IV, L.P.	Venture Capital	12/31/2023	3,070,692	12,055,892	*,6,9
CNK Seed Fund I, L.P.	Venture Capital	12/31/2023	1,129,264	3,077,530	*,6,9
Columbia Capital Equity Partners VI (QP), L.P.	Venture Capital	06/30/2023	231,054	274,584	9
Columbia Capital Equity Partners VII (QP), L.P.	Growth Equity	08/04/2023	220,225	285,340	*,6,9
Columbia Spectrum Partners VI-A, L.P.	Venture Capital	09/10/2024	44,500,000	44,455,500	*
Conversion Capital Fund II, LP	Venture Capital	09/30/2023	46,298	36,304	*,6
Craft Ventures Affiliates II, L.P.	Venture Capital	06/30/2023	174,577	367,601	*
Craft Ventures Growth I, L.P.	Venture Capital	06/30/2023	76,732	207,024	*,6
Craft Ventures III, L.P.	Venture Capital	06/30/2023	87,895	185,279	*,6
CRV SPV2-Z, LLC	Venture Capital	12/06/2024	5,262,566	7,007,722	*
DST Global IX, L.P.	Venture Capital	10/01/2023	13,688,114	21,788,533	*,6
DST Global VI, L.P.	Venture Capital	10/01/2023	2,206,878	4,698,659	*
DST Global VII, L.P.	Venture Capital	10/01/2023	7,317,216	19,875,470	*,6
DST Global VIII, L.P.	Venture Capital	10/01/2023	5,595,765	11,383,957	*,6
DST Investments XXI, L.P.	Venture Capital	10/01/2023	281,117	609,827	*
DSTG VII Investments-1, L.P.	Venture Capital	10/01/2023	253,192	571,715	*
DSTG VII Investments-4, L.P.	Venture Capital	10/01/2023	58,052	199,191	*
Elephant Partners I, L.P.	Growth Equity	04/12/2024	513,786	675,066	*,6
Elephant Partners II, L.P.	Growth Equity	04/12/2024	563,549	737,957	*,6
Elephant Partners III, L.P.	Growth Equity	04/12/2024	387,439	786,243	*,6
Elephant Partners IV, L.P.	Growth Equity	04/12/2024	283,295	377,008	*,6
Emergence Capital Partners II, L.P.	Venture Capital	10/22/2024	1,771,885	2,047,513	*,6
Felicis Ventures VI, L.P.	Venture Capital	11/04/2022	17,384,509	19,926,520	*,9
Felicis Ventures VII, L.P.	Venture Capital	11/04/2022	13,572,174	15,774,865	*,6
Fika Ventures - A, L.P.	Venture Capital	01/09/2024	116,969	171,452	*
Fika Ventures, L.P.	Venture Capital	06/27/2023	933,803	1,821,368	*
Fingercheck Buyer SPV, LLC	Venture Capital	10/16/2024	30,149,998	31,904,315	*
First-Party Time VI LLC	Growth Equity	07/02/2024	13,309,770	18,840,738	*
Five Elms III Apptegy CV, L.P.	Growth Equity	12/20/2023	18,691,081	28,036,622	*,6
Georgian Alignment Fund AS, LP	Venture Capital	10/31/2024	34,633,024	36,533,761	*,6
Glade Brook Private Investors XXXVII LP	Venture Capital	05/14/2025	14,025,375	14,025,375	*
Glade Brook Strategic Growth IV LP	Venture Capital	04/15/2025	810,535	796,230	*,6
Greenoaks Capital MS LP - Jenner II Series	Venture Capital	06/06/2024	23,164,166	26,615,203	*,6
Group 11 Fund VI, L.P.	Venture Capital	12/22/2023	1,796,364	2,476,537	*,6
Hildred Capital Co-Invest-REBA, LP	Venture Capital	10/08/2024	21,627,000	26,472,168	*,6
Hildred Equity Partners III-A, LP	Venture Capital	10/08/2024	—	—	*,6
Hildred Perennial Partners I, LP	Venture Capital	12/22/2023	3,442,494	5,177,836	*,6

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Imaginary Venture Capital TR-1, L.P.	Venture Capital	07/30/2024	$13,350,000	$13,260,266	*
Initialized III L.P.	Venture Capital	11/27/2024	2,025,166	2,997,846	*,6
Insight Partners Continuation Fund II, L.P.	Growth Equity	03/31/2023	17,175,130	23,648,364	*,6
Integrity Growth Partners Fund II, L.P.	Growth Equity	07/31/2024	3,867,482	5,618,584	*,6
JMI Fuego Aggregator, L.P.	Growth Equity	06/26/2025	7,593,525	7,460,555	*,6
K1X Co-Invest, LLC	Venture Capital	09/05/2024	3,215,998	3,667,240	*
KA HINT, LLC	Venture Capital	03/13/2025	8,200,000	11,633,067	*
Lightspeed Venture Partners Select II, L.P.	Venture Capital	12/30/2022	658,914	813,116	*,6,7
Lightspeed Venture Partners Select IV, L.P.	Venture Capital	12/30/2022	1,074,577	1,769,605	*,6,7
Lightspeed Venture Partners X, L.P.	Venture Capital	12/30/2022	2,452,835	3,297,265	*,6,7
Lightspeed Venture Partners XI, L.P.	Venture Capital	12/30/2022	1,781,103	1,840,648	*,6,7
Lightspeed Venture Partners XII, L.P.	Venture Capital	12/30/2022	1,546,704	2,909,210	*,6,7
Lightspeed Venture Partners XIII, L.P.	Venture Capital	12/30/2022	1,421,642	1,954,850	*,6,7
Lightspeed W-I, LLC	Venture Capital	03/26/2024	13,407,405	33,211,153	*
Lux Ventures IV, L.P.	Venture Capital	06/30/2023	615,724	959,501	*
Maple 3 VC, L.P.	Venture Capital	08/20/2024	598,480	773,281	*,6
Maple SPV-C2, LLC	Venture Capital	08/14/2024	1,559,030	6,877,338	*
March Capital Opportunity Fund II, L.P.	Venture Capital	09/30/2023	42,628	66,491	*
March Capital Partners Fund II, L.P.	Venture Capital	09/30/2023	34,781	57,186	*
Maroon Investors, L.P.	Growth Equity	07/14/2023	9,676,184	12,550,533	*,6
NEA Secondary Opportunity Fund, L.P.	Venture Capital	07/03/2024	7,911,264	10,500,035	*,6
Nexus Ventures VI, L.P.	Venture Capital	08/28/2023	128,661	337,986	*,6
Orkila Growth Fund III, LP	Growth Equity	09/29/2023	2,123,360	4,164,948	*,6,7
Orkila Growth Fund IV, LP	Growth Equity	09/29/2023	58,651	63,675	*,6,7
Otherwise Fund V, L.P.	Venture Capital	03/24/2025	—	—	*,6
Otherwise RP SPV, L.P.	Venture Capital	03/17/2025	13,330,236	15,688,460	*
Poplar DC Holdings, LP	Growth Equity	07/01/2024	39,126,334	37,455,242	*
Primary Select Fund II, L.P.	Venture Capital	04/28/2023	551,523	814,754	*
PSG Sequel-A L.P.	Growth Equity	01/30/2025	56,896,359	63,339,871	6
PVP SGSS I, LLC	Venture Capital	12/18/2023	4,210,222	4,264,213	*,6
PVP SGSS I-A, LLC	Venture Capital	12/18/2023	4,657,344	4,831,029	*,6
Rocket Fuel III LLC	Growth Equity	07/02/2024	13,336,155	15,492,165	*
Sea Change IV LLC	Growth Equity	07/02/2024	1,813,312	2,525,721	*
SG VC Fund II, L.P.	Venture Capital	12/05/2023	5,460,052	12,656,193	*
Shasta Ventures V, L.P.	Venture Capital	06/30/2024	5,331,379	6,062,916	*,6
Signal Peak Ventures III CIV-A, L.P.	Venture Capital	09/30/2024	4,600,217	7,235,765	*
Signal Peak Ventures III, L.P.	Venture Capital	09/30/2024	5,036,890	7,730,563	*
Signal Peak Ventures IV, L.P.	Venture Capital	11/01/2024	2,907,632	3,447,511	*,6
Silas Capital Partners II, L.P.	Venture Capital	10/21/2024	480,193	699,129	*,6
Silas-MBM LLC	Venture Capital	02/12/2024	830,000	1,407,478	*

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investment Funds - Non-Controlled/Non-Affiliated (continued)
North America (continued)
SSG Fika VC, LLC	Venture Capital	01/03/2025	$4,661,885	$6,826,938	*,6
Standard Crypto Venture Fund I LP	Venture Capital	10/23/2024	1,433,084	3,552,932	*,6,9
StepStone BSV VC 2024 LLC	Venture Capital	08/14/2024	7,574,711	13,664,807	*
Stripes VI Crimson Co-Invest, LP	Venture Capital	01/17/2025	1,764,328	1,761,288	*
Stripes VI Rainier Co-Invest, LP	Growth Equity	10/24/2024	8,820,307	8,797,002	*
TCV Juniper Co, L.P.	Growth Equity	04/07/2025	9,185,368	9,009,000	*
Telescope FU Investor, LLC	Venture Capital	04/22/2025	11,678,940	15,182,616	*,6
Thrive Capital Partners IX Growth-E, LLC	Venture Capital	01/14/2025	2,884,226	2,881,178	*
Thrive Capital Partners VIII Growth-B, LLC	Venture Capital	03/17/2023	10,888,611	19,174,936	*
Troy Capital Partners Exploration Fund 2024, LP	Venture Capital	09/16/2024	19,171,070	34,180,901	*
TTCP Co-Invest CAN, LP	Growth Equity	03/19/2025	9,208,460	13,968,498	*,8
TTCP Fund III, L.P.	Growth Equity	03/20/2025	6,279,539	7,182,080	*,6,9
Turn/River Capital V (Co-Investment S), L.P.	Growth Equity	04/01/2025	4,770,495	4,600,211	*,6
Turn/River Capital VI (Co-Investment S), L.P.	Growth Equity	04/01/2025	6,914,505	6,683,876	*,6
Valor M33 III L.P.	Venture Capital	08/29/2024	4,750,660	9,230,114	*
Vy Space II LP	Venture Capital	10/29/2024	15,154,466	27,156,361	*,6
VYC25 Limited	Venture Capital	03/10/2025	55,173,399	55,004,807	*
Total North America			$813,643,737	$1,086,839,484

Rest of World - 2.8% of NAV
Coatue US 50 LLC - Series 1	Venture Capital	12/19/2024	$36,383,389	$42,388,182	*
Glade Brook Strategic Growth III LP	Venture Capital	04/21/2025	3,344,299	3,344,299	*
MGR-CloudWalk LLC	Venture Capital	09/12/2024	3,033,478	4,039,432	*
SSMGR-C, LLC - Series 1	Venture Capital	10/21/2024	13,023,480	15,524,639	*
Total Rest of World			$55,784,646	$65,296,552
Total Non-Controlled/Non-Affiliated Secondary Investment Funds			$914,125,929	$1,196,229,495

Public Securities - Non-Controlled/Non-Affiliated - 0.0% of NAV					1,2,3
North America - 0.0% of NAV
Rubrik, Inc. (1,022 common shares)	Public Securities	06/26/2025	$94,126	$91,561	*,7,11
Samsara Inc. (3,692 common shares)	Public Securities	06/09/2025	164,995	146,868	*,9,11
Total North America			$259,121	$238,429
Total Non-Controlled/Non-Affiliated Public Securities			$259,121	$238,429

Short-Term Investments - Non-Controlled/Non-Affiliated - 1.8% of NAV
Fidelity Investments Money Market Government Portfolio — Class I, 4.23% (43,660,978 shares)	Money Market	N/A	$43,660,978	$43,660,978	11,12
Total Non-Controlled/Non-Affiliated Short-Term Investments			$43,660,978	$43,660,978
Total Non-Controlled/Non-Affiliated Investments - 95.7% of NAV			$1,819,199,597	$2,262,117,139

StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Primary Direct Investments - Controlled/Affiliated - 0.3% of NAV					1,2,3,4
North America - 0.3% of NAV
BSV Star Queen, LLC	Venture Capital	10/15/2024	$4,450,000	$4,410,840	*
Terrain Opportunity I, LP	Venture Capital	02/26/2025	2,278,987	2,230,470	*
Total North America			$6,728,987	$6,641,310
Total Controlled/Affiliated Primary Direct Investments			$6,728,987	$6,641,310

Secondary Investment Funds - Controlled/Affiliated - 2.9% of NAV					1,2,3,4
North America - 2.9% of NAV
CRV XVIII-Z, LP	Venture Capital	10/10/2024	$11,009,502	$11,558,347	*
Fundomo ET001, LP	Venture Capital	06/23/2025	8,220,293	8,159,100	*
Fundomo Fund II, LP	Venture Capital	06/16/2025	—	—	*,6
Fundomo Sequel I, LP	Venture Capital	06/06/2025	1,121,876	1,121,876	*
Redpoint Omega IV-Y, L.P.	Venture Capital	11/18/2024	26,620,000	47,986,146	*
Total North America			$46,971,671	$68,825,469
Total Controlled/Affiliated Secondary Investment Funds			$46,971,671	$68,825,469
Total Controlled/Affiliated Investments - 3.2% of NAV			$53,700,658	$75,466,779
Total Investments - 98.9% of NAV			$1,872,900,255	$2,337,583,918

Cash Equivalents - 1.7% of NAV
UMB Bank Money Market Special II - 4.19% ($40,541,727 principal)	Money Market	N/A	$40,541,727	$40,541,727	12
Total Cash Equivalents			$40,541,727	$40,541,727
Other assets in excess of liabilities - (0.6)% of NAV				$(15,390,916)
Net Assets - 100.0% of NAV				$2,362,734,729

*	Investment is non-income producing.
1	Geographic region generally reflects the location of the investment manager or company.
2	Investments do not issue shares or hold outstanding principal, except where noted. The terms “shares” and “units” are used interchangeably.
3	Private investments typically do not permit redemptions or withdrawals, except at the discretion of their general partner, manager, or advisor. Final distribution dates are generally unknown unless specified. These funds are fair valued using net asset value as the practical expedient, unless otherwise noted, and are usually acquired through private placements with contractual resale restrictions that do not lapse. Each investment may have been purchased on different dates and for varying amounts. The acquisition date of the first purchase is listed in the Consolidated Schedule of Investments.
4	The fair value of any Secondary Investment Fund, Secondary Direct Investment, Primary Investment Fund, or Primary Direct Investment (together “Private Market Assets”) has not been calculated, reviewed, verified or in any way approved by any general partner, manager or advisor of such Private Market Assets (including any of its affiliates).
5	The fair value of the investment was determined using significant unobservable inputs.
6	Investment has been committed to but has not been fully funded.
7	All or a portion of this security is held by SPRING Cayman II LLC.
8	All or a portion of this security is held by SPRING I LLC - Series A.
9	All or a portion of this security is held by SPRING Cayman LLC.
10	Investment is a simple agreement for future equity (SAFE) security.
11	The audited financial statements of the investment can be found at sec.gov.
12	The rate reported is the 7-day effective yield at the period end.